SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan 1 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Collateral			a tour bus
Sale Leaseback Transaction, Monthly Rental Payments				$ 1,426
Convertible Debenture 1 [Member]
Short-Term Debt [Line Items]
Debt interest rate				12.00%
Loans [Member]
Short-Term Debt [Line Items]
Monthly payment	$ 1,426	$ 1,426
Convertible Debenture [Member]
Short-Term Debt [Line Items]
Debt interest rate	12.00%	12.00%